Intangible Assets and Goodwill - Schedule of Impairment Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 88,059		$ 88,059
Goodwill	148,622		148,622
Total impairment expense	$ 236,681		$ 236,681